Operating Segments - Schedule of Group’s CODM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Segments [Line Items]
External	$ 856	$ 1,306	$ 2,879
Total	856	1,306	2,879
Cost of revenues	225	800	683
Research and development expenses	2,097	1,707	1,641
Sales and marketing	912	1,515	2,484
Impairment of intangible assets	115	1,344	1,042
General and administrative expenses	6,371	4,526	3,844
Other income, net	(490)	(1,270)
Segment loss (gain)	8,374	7,316	6,815
Equity losses from the investment in MitoCareX		429
Company’s share of losses of company accounted for at equity, net	500	429	210
Gain from sale of an associate	(2,231)
Finance expense (income), net	5,921	(259)	(1,164)
Tax income		(14)	22
Loss	12,564	7,472	5,883
Segment assets	7,622	10,171
Segment liabilities	2,475	1,420
Drug Development [Member]
Schedule of Operating Segments [Line Items]
External
Total
Cost of revenues
Research and development expenses	2,097	1,707	1,641
Sales and marketing
Impairment of intangible assets
General and administrative expenses	6,279	4,436	3,718
Other income, net	(490)	(1,270)
Segment loss (gain)	7,886	4,873	5,359
Segment assets	6,224	8,407
Segment liabilities	2,213	1,194
Online Sales [Member]
Schedule of Operating Segments [Line Items]
External	856	1,306	2,879
Total	856	1,306	2,879
Cost of revenues	225	800	683
Research and development expenses
Sales and marketing	912	1,515	2,484
Impairment of intangible assets	115	1,344	1,042
General and administrative expenses	92	90	126
Other income, net
Segment loss (gain)	488	2,443	$ 1,456
Segment assets	1,398	1,764
Segment liabilities	$ 262	$ 226